SCHEDULE OF BUSINESS ACQUISITION PRO-FORMA RESULTS (Details)	12 Months Ended
Oct. 31, 2021 USD ($) $ / shares
Business Combination and Asset Acquisition [Abstract]
Revenue	$ 1,802,164
Net loss	$ (4,689,006)
Net loss per common share | $ / shares	$ (2.34)